Trade and other payables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Trade payables	$ 15,065	$ 16,191	$ 9,793
Provision for indirect taxes	4,197	6,923	1,754
Dividends payable			2,592
Accrued salaries, bonuses, vacation pay and related taxes	5,371	1,924	577
Accrued professional services	918	1,100	1,184
Other payables	745	435	1,314
Total	$ 33,356	$ 26,573	17,214
As previously reported
Ifrs Statement [Line Items]
Trade payables			9,793
Provision for indirect taxes			3,850
Dividends payable			2,592
Accrued salaries, bonuses, vacation pay and related taxes			2,050
Other payables			1,314
Total			$ 19,599